Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Cost	$ 41,730	$ 41,730	$ 41,730
Accumulated Amortization	23,931	22,887	17,849
Net Book Value	17,799	18,843	23,881
Customer Relationships [Member]
Cost	29,070	29,070	29,070
Accumulated Amortization	13,865	13,188	10,321
Net Book Value	15,205	15,882	18,749
Trade Names [Member]
Cost	8,329	8,329	8,329
Accumulated Amortization	5,735	5,379	3,958
Net Book Value	2,594	2,950	4,371
Non-compete Agreements [Member]
Cost	4,331	4,331	4,331
Accumulated Amortization	4,331	4,320	3,570
Net Book Value	$ 0	$ 11	$ 761